UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811 - 3456

General Government Securities Money Market Funds, Inc.

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York  10166

(Address of principal executive offices)  (Zip code)

John Pak, Esq.

200 Park Avenue

New York, New York  10166

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 922-6000

Date of fiscal year end:           11/30

Date of reporting period:         5/31/14

FORM N-CSR

Item 1.       Reports to Stockholders.

General Government
Securities Money
Market Fund

SEMIANNUAL REPORT May 31, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
15	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

General Government Securities
Money Market Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for General Government Securities Money Market Fund, covering the six-month period from December 1, 2013 through May 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although yields of 10-year U.S.Treasury securities ended 2013 above 3% for the first time in several years as investors anticipated a reduction in the Federal Reserve Board’s (the “Fed”) quantitative easing program, yields subsequently fell due to renewed economic concerns stemming from harsh winter weather and volatility in overseas markets. Meanwhile, as they have been for the past several years, short-term interest rates and yields of money market instruments remained anchored near historical lows by an unchanged overnight federal funds rate.

The Fed’s new chairperson has reiterated that short-term rates are likely to remain near current levels for some time to come. In this stimulative environment, we believe that the domestic economy will continue to strengthen, which could push long-term interest rates higher.We also anticipate a pickup in the global economy, led by developed nations amid ongoing monetary stimulus and reduced headwinds related to fiscal austerity and deleveraging. As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
June 16, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period from December 1, 2013 through May 31, 2014, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2014, General Government Securities Money Market Fund’s Class A shares produced an annualized yield of 0.00%, and its Class B shares produced an annualized yield of 0.00%. Taking into account the effects of compounding, the fund’s Class A and Class B shares produced annualized effective yields of 0.00% and 0.00%, respectively.1

In contrast to heightened volatility in stock and long-term bond markets stemming from global economic and political uncertainty, money market yields remained steady near historical lows, anchored by an unchanged overnight federal funds rate between 0% and 0.25%.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements).The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Mixed Economic Data Produced Greater Uncertainty

The reporting period began in the midst of an accelerating economic recovery, as evidenced by a decline in the unemployment rate to 7.0%. Manufacturing activity increased in December as new orders reached their highest level in four years, and the Federal Reserve Board (the “Fed”) responded to improved economic data by modestly reducing its monthly bond purchases for the first time since signaling its intention to do so six months earlier. These developments helped drive yields of 10-year U.S.Treasury securities above 3% for the first time in two years. However,

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

it later was revealed that only 84,000 new jobs were created in December even though the unemployment rate slid to 6.7% and the U.S. economy grew at a respectable 2.6% annualized rate over the fourth quarter.

Economic sentiment deteriorated in January 2014, when investors worried that economic and political instability in the emerging markets could derail the U.S. recovery. However, corporate earnings growth remained strong, the U.S. unemployment rate declined to 6.6% with 144,000 new jobs, and the Fed announced its second reduction in quantitative easing. The U.S. economy appeared to regain strength in February when the manufacturing and service sectors posted gains. Although the unemployment rate ticked upward to 6.7%, 222,000 new jobs were created during the month.

Job creation remained robust in March with the addition of 203,000 positions, but the unemployment rate was unchanged at 6.7%. Manufacturing activity expanded modestly despite a decline in new orders, and the service sector marked its 50th consecutive month of growth. New data also showed an increase in real disposable personal incomes. However, the housing market recovery appeared to moderate, and the U.S. Department of Commerce estimated that U.S. GDP contracted at a 1.0% rate over the first quarter of the year, mainly due to the dampening effects of unusually harsh winter weather. Still, the Fed announced an additional reduction in its bond purchases at its March meeting.

Housing starts surged and home sales increased in April, lending credence to expectations of reaccelerating economic growth in the spring.There were 282,000 new jobs created across a broad range of industries during the month.The unemployment rate fell sharply to 6.3%, but some of the decline in unemployment was attributed to discouraged job-seekers leaving the workforce.The Fed announced another gradual cutback in quantitative easing in April. In May, nonfarm payroll employment rose by 217,000, and the unemployment rate was unchanged at 6.3%. At the same time, manufacturing activity accelerated for the fourth consecutive month and personal incomes posted a healthy gain, providing further evidence that warmer weather had sparked a resumption of the economic recovery.

4

Short-Term Rates Likely to Stay Low

Despite some turbulence among intermediate- and long-term interest rates over the reporting period, yields of short-term government securities remained steady near zero percent, and yield differences along the market’s maturity spectrum stayed relatively narrow. In addition, monetary policymakers backed away from previous unemployment and inflation targets in reiterating that they are unlikely to raise short-term interest rates this year, and we continue to expect regulators to issue changes to the rules governing some money market funds over the coming months.

Therefore, as we have for some time, we have maintained the fund’s weighted average maturity in a market-neutral position, and we have remained focused on instruments with good liquidity characteristics.

June 16, 2014

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yields provided for the fund’s Class A and Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation (the “Manager” or “Dreyfus”) pursuant to a voluntary undertaking that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Government Securities Money Market Fund from December 1, 2013 to May 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2014

	Class A	Class B
Expenses paid per $1,000†	$.30	$.35
Ending value (after expenses)	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2014

	Class A	Class B
Expenses paid per $1,000†	$.30	$.35
Ending value (after expenses)	$1,024.63	$1,024.58

† Expenses are equal to the fund’s annualized expense ratio of .06% for Class A and .07% for Class B, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
May 31, 2014 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Government Agencies—47.2%	Purchase (%)	Amount ($)		Value ($)
Federal Home Loan Bank:
6/14/14	0.10	75,000,000	a	75,000,000
8/22/14	0.10	59,000,000		58,987,098
10/1/14	0.09	50,000,000		49,985,597
1/16/15	0.17	15,000,000		14,999,528
Federal Home Loan Mortgage Corp.:
6/18/14	0.12	50,000,000	b	49,997,167
7/14/14	0.08	100,000,000	b	99,990,683
9/23/14	0.06	100,000,000	b	99,981,000
10/3/14	0.10	50,000,000	b	49,982,778
Total U.S. Government Agencies
(cost $498,923,851)				498,923,851

U.S. Treasury Notes—5.7%
9/30/14	0.15	50,000,000		50,366,313
6/1/15	0.08	10,000,000		10,200,180
Total U.S. Treasury Notes
(cost $60,566,493)				60,566,493

Repurchase Agreements—47.0%
ABN AMRO Bank N.V.
dated 5/30/14, due 6/2/14 in the amount
of $100,000,417 (fully collateralized by
$10,342,005 U.S. Treasury Bonds, 2.75%,
due 11/15/42, value $9,303,264, $7,873,834
U.S. Treasury Inflation Protected Securities,
1.38%, due 7/15/18, value $9,490,743 and
$80,121,995 U.S. Treasury Notes,
0.50%-3.63%, due 10/15/14-11/15/23,
value $83,205,997)	0.05	100,000,000		100,000,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized
	Yield on
	Date of	Principal
Repurchase Agreements (continued)	Purchase (%)	Amount ($)	Value ($)
Barclays Capital, Inc.
dated 5/30/14, due 6/2/14 in the amount
of $52,000,260 (fully collateralized by
$21,030,916 U.S. Treasury Inflation Protected
Securities, 0.13%-3.63%, due 7/15/14-1/15/29,
value $29,420,407, $11,453,611 U.S. Treasury
Notes, 0.75%-2.38%, due 7/31/17-10/31/20,
value $11,547,813 and $20,102,362
U.S. Treasury Strips, due 8/15/14-2/15/44,
value $12,071,780)	0.06	52,000,000	52,000,000
Credit Agricole CIB
dated 5/30/14, due 6/2/14 in the amount
of $50,000,250 (fully collateralized by
$8,630,953 U.S. Treasury Floating Rate Notes,
0.10%, due 4/30/16, value $8,631,623
and $36,120,589 U.S. Treasury Inflation
Protected Securities, 0.13%-3.38%,
due 1/15/15-4/15/32,
value $42,368,910)	0.06	50,000,000	50,000,000
Deutsche Bank Securities Inc.
dated 5/30/14, due 6/2/14 in the amount
of $75,000,438 (fully collateralized by
$36,161,087 U.S. Treasury Bills,
due 6/12/14-5/28/15, value $36,133,446,
$867,200 U.S. Treasury Bonds, 4.25%-8.13%,
due 8/15/21-11/15/40, value $1,179,126,
$3,514,258 U.S. Treasury Inflation Protected
Securities, 2.50%-3.63%, due 4/15/28-1/15/29,
value $5,599,276, $32,561,938 U.S. Treasury
Notes, 0.13%-4.88%, due 7/31/14-5/15/22,
value $33,000,714 and $734,343
U.S. Treasury Strips due, 5/15/23,
value $587,438)	0.07	75,000,000	75,000,000

8

	Annualized
	Yield on
	Date of	Principal
Repurchase Agreements (continued)	Purchase (%)	Amount ($)	Value ($)
HSBC USA Inc.
dated 5/30/14, due 6/2/14 in the amount
of $120,000,700 (fully collateralized by
$122,580,900 U.S. Treasury Notes,
0.25%-2%, due 2/29/16-2/15/22,
value $122,402,235)	0.07	120,000,000	120,000,000
Mizuho Securities USA
dated 5/30/14, due 6/2/14 in the
amount of $100,000,583 (fully
collateralized by $48,793,100
U.S. Treasury Bills, due 6/26/14,
value $48,791,197, $30,068,800
U.S. Treasury Notes, 1.88%-4.25%,
due 5/31/14-11/15/17, value $32,255,983
and $34,062,013 U.S. Treasury Strips,
due 2/15/25-11/15/39,
value $20,952,876)	0.07	100,000,000	100,000,000
Total Repurchase Agreements
(cost $497,000,000)			497,000,000

Total Investments (cost $1,056,490,344)		99.9%	1,056,490,344

Cash and Receivables (Net)		.1%	756,895

Net Assets		100.0%	1,057,247,239

a Variable rate security—interest rate subject to periodic change.
b The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Government Agencies	47.2	U.S. Treasury Notes	5.7
Repurchase Agreements	47.0		99.9
† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including repurchase agreements
of $497,000,000)—Note 1(b)	1,056,490,344	1,056,490,344
Cash		471,283
Interest receivable		321,861
Prepaid expenses		82,635
		1,057,366,123
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		68,355
Payable for shares of Common Stock redeemed		219
Accrued expenses		50,310
		118,884
Net Assets ($)		1,057,247,239
Composition of Net Assets ($):
Paid-in capital		1,057,247,239
Net Assets ($)		1,057,247,239

Net Asset Value Per Share
	Class A	Class B
Net Assets ($)	40,351,849	1,016,895,390
Shares Outstanding	40,355,295	1,016,936,963
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2014 (Unaudited)

Investment Income ($):
Interest Income	361,690
Expenses:
Management fee—Note 2(a)	2,777,182
Shareholder servicing costs—Note 1 and Note 2(c)	1,634,838
Distribution, service and prospectus fees—Note 2(b)	1,136,088
Custodian fees—Note 2(c)	51,861
Registration fees	37,959
Professional fees	29,117
Directors’ fees and expenses—Note 2(d)	28,400
Shareholders’ reports	24,990
Miscellaneous	13,688
Total Expenses	5,734,123
Less—reduction in expenses due to undertaking—Note 2(a)	(5,310,817)
Less—reduction in shareholder servicing costs
due to undertaking—Note 2(c)	(61,569)
Less—reduction in fees due to earnings credits—Note 2(c)	(234)
Net Expenses	361,503
Investment Income—Net, representing net increase
in net assets resulting from operations	187

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2014	Year Ended
	(Unaudited)	November 30, 2013
Operations ($):
Investment income—net	187	441
Net realized gain (loss) on investments	—	39,305
Net Increase (Decrease) in Net Assets
Resulting from Operations	187	39,746
Dividends to Shareholders from ($):
Investment income—net:
Class A	(1)	(13)
Class B	(186)	(428)
Total Dividends	(187)	(441)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	94,435,980	218,074,069
Class B	878,750,244	2,498,620,276
Dividends reinvested:
Class A	1	12
Class B	186	421
Cost of shares redeemed:
Class A	(98,077,946)	(351,566,761)
Class B	(967,105,154)	(2,917,591,869)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(91,996,689)	(552,463,852)
Total Increase (Decrease) in Net Assets	(91,996,689)	(552,424,547)
Net Assets ($):
Beginning of Period	1,149,243,928	1,701,668,475
End of Period	1,057,247,239	1,149,243,928

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2014				Year Ended November 30,
Class A Shares	(Unaudited)		2013		2012		2011		2010		2009
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net[a]	.000		.000		.000		.000		.000		.000
Distributions:
Dividends from
investment income—net[a]	(.000)		(.000)		(.000)		(.000)		(.000)		(.000)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.04
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.82	[c]	.80		.76		.79		.82		.81
Ratio of net expenses
to average net assets	.06	[c]	.13		.15		.12		.25		.52
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.04
Net Assets, end of period
($ x 1,000)	40,352		43,994		177,485		207,382		71,370		95,080

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	May 31, 2014				Year Ended November 30,
Class B Shares	(Unaudited)		2013		2012		2011		2010		2009
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net[a] .000			.000		.000		.000		.000		.000
Distributions:
Dividends from investment
income—net[a]	(.000)		(.000)		(.000)		(.000)		(.000)		(.000)
Net asset value,
end of period	1.00		1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.01
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	1.04	[c]	1.03		1.03		1.04		1.04		1.05
Ratio of net expenses
to average net assets	.07	[c]	.12		.15		.14		.25		.56
Ratio of net investment
income to average
net assets	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.01
Net Assets,
end of period
($ x 1,000)	1,016,895		1,105,250		1,524,184		1,565,127		1,486,561		1,701,151

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Government Securities Money Market Fund (the “fund”) is a separate diversified series of General Government Securities Money Market Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering two series, including the fund.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares which are sold to the public without a sales charge.The fund is authorized to issue 11 billion shares of $.001 par value Common Stock.The fund currently offers two classes of shares: Class A (5 billion shares authorized) and Class B (6 billion shares authorized). Class A and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2014, sub-accounting service fees amounted to $266,130 for Class B shares and are included in Shareholder servicing costs in the

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

16

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	1,056,490,344
Level 3—Significant Unobservable Inputs	—
Total	1,056,490,344
† See Statement of Investments for additional detailed categorizations.

At May 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section

18

17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2013 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear, such excess expense. During the period ended May 31, 2014, there was no reduction in expenses pursuant to the Agreement.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $175,193 for Class A and $5,135,624 for Class B shares during the period ended May 31, 2014.

(b) Under the Service Plan with respect to Class A, adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Service Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing these shares, servicing shareholder accounts (“Servicing”) and advertising and marketing relating to Class A shares at an annual rate of .20% of the value of the average daily net assets of Class A. The Distributor may pay one or more Service Agents a fee with respect to Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the

20

dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Distributor. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Distributor will be permitted to act as a Service Agent with respect to such fund shareholders and receive payments under the Service Plan for Servicing.The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended May 31, 2014, Class A shares were charged $47,404 pursuant to the Service Plan.

Under the Distribution Plan with respect to Class B, adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing its shares at an annual rate not to exceed .20% of the value of its average daily net assets. During the period ended May 31, 2014, Class B shares were charged $1,088,684 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (the “Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of its shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2014, Class A shares were charged $9,190 pursuant to the Class A Shareholder Services Plan.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Under the Shareholder Services Plan with respect to Class B (the “Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for servicing shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken, from December 1, 2013 through May 31, 2014, to reduce the expenses of Class B shares, if the aggregate expenses of Class B shares (excluding taxes, brokerage commissions and extraordinary expenses) exceeded an annual rate of 1.03% of the value of the average daily net assets of Class B shares. Such expense limitations are voluntary, temporary and may be terminated at any time. During the period ended May 31, 2014, Class B shares were charged $1,330,652 pursuant to the Class B Shareholder Services Plan, of which $61,569 was reimbursed by the Manager.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2014, the fund was charged $23,277 for transfer agency services and $1,011 for cash man-

22

agement services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $90.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2014, the fund was charged $51,861 pursuant to the custody agreement. These fees were partially offset by earnings credits of $144.

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement which compensatesThe Bank of NewYork Mellon for processing shareholder redemption drafts under a shareholder draft processing agreement. During the period ended May 31, 2014, the fund was charged $722 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2014, the fund was charged $4,622 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $454,248, Distribution Plan fees $181,712, Shareholder Services Plan fees $261,616, custodian fees $33,404, Chief Compliance Officer fees $1,472 and transfer agency fees $9,774, which are offset against an expense reimbursement currently in effect in the amount of $873,871.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 23

NOTES

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

General
Treasury Prime
Money Market Fund

SEMIANNUAL REPORT May 31, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
13	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

General Treasury Prime
Money Market Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for GeneralTreasury Prime Money Market Fund, covering the six-month period from December 1, 2013, through May 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although yields of 10-year U.S.Treasury securities ended 2013 above 3% for the first time in several years as investors anticipated a reduction in the Federal Reserve Board’s (the “Fed”) quantitative easing program, yields subsequently fell due to renewed economic concerns stemming from harsh winter weather and volatility in overseas markets. Meanwhile, as they have been for the past several years, short-term interest rates and yields of money market instruments remained anchored near historical lows by an unchanged overnight federal funds rate.

The Fed’s new chairperson has reiterated that short-term rates are likely to remain near current levels for some time to come. In this stimulative environment, we believe that the domestic economy will continue to strengthen, which could push long-term interest rates higher. We also anticipate a pickup in the global economy, led by developed nations amid ongoing monetary stimulus and reduced headwinds related to fiscal austerity and deleveraging. As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
June 16, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2013, through May 31, 2014, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2014, General Treasury Prime Money Market Fund’s Class A shares produced an annualized yield of 0.00%, and its Class B shares produced an annualized yield of 0.00%.Taking into account the effects of compounding, the fund’s Class A and Class B shares produced annualized effective yields of 0.00% and 0.00%, respectively.1

In contrast to heightened volatility in stock and long-term bond markets stemming from global economic and political uncertainty, yields of short-term U.S. Treasury obligations remained steady near historical lows, anchored by an unchanged overnight federal funds rate between 0% and 0.25%.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund normally invests substantially all of its assets in U.S.Treasury securities.

Mixed Economic Data Produced Greater Uncertainty

The reporting period began in the midst of an accelerating economic recovery, as evidenced by a decline in the unemployment rate to 7.0%. Manufacturing activity increased in December as new orders reached their highest level in four years, and the Federal Reserve Board (the “Fed”) responded to improved economic data by modestly reducing its monthly bond purchases for the first time since signaling its intention to do so six months earlier. These developments helped drive yields of 10-year U.S.Treasury securities above 3% for the first time in two years. However, it later was revealed that only 84,000 new jobs were created in December even though the unemployment rate slid to 6.7% and the U.S. economy grew at a respectable 2.6% annualized rate over the fourth quarter.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Economic sentiment deteriorated in January 2014, when investors worried that economic and political instability in the emerging markets could derail the U.S. recovery. However, corporate earnings growth remained strong, the U.S. unemployment rate declined to 6.6% with 144,000 new jobs, and the Fed announced its second reduction in quantitative easing.The U.S. economy appeared to regain strength in February when the manufacturing and service sectors posted gains. Although the unemployment rate ticked upward to 6.7%, 222,000 new jobs were created during the month.

Job creation remained robust in March with the addition of 203,000 positions, but the unemployment rate was unchanged at 6.7%. Manufacturing activity expanded modestly despite a decline in new orders, and the service sector marked its 50th consecutive month of growth. New data also showed an increase in real disposable personal incomes. However, the housing market recovery appeared to moderate, and the U.S. Department of Commerce estimated that U.S. GDP contracted at a 1.0% rate over the first quarter of the year.The quarterly downturn was attributed mainly to the dampening effects of unusually harsh winter weather, including declines in export activity, private inventory investment, nonresidential fixed investment, and state and local government spending. Still, the Fed announced an additional reduction in its bond purchases at its March meeting.

Housing starts surged and home sales increased in April, lending credence to expectations of reaccelerating economic growth in the spring.There were 282,000 new jobs created across a broad range of industries during the month.The unemployment rate fell sharply to 6.3%, but some of the decline in unemployment was attributed to discouraged job-seekers leaving the workforce.The Fed announced another gradual cutback in quantitative easing during the month. In May, nonfarm payroll employment rose by 217,000, and the unemployment rate was unchanged at 6.3%.At the same time, manufacturing activity accelerated for the fourth consecutive month and personal incomes posted a healthy gain, providing further evidence that warmer weather had sparked a resumption of the economic recovery.

4

Short-Term Rates Likely to Stay Low

Despite some turbulence among intermediate- and long-term interest rates over the reporting period, yields of short-term U.S.Treasury obligations remained steady near zero percent, and yield differences along the market’s maturity spectrum stayed relatively narrow. In addition, monetary policymakers backed away from previous unemployment and inflation targets in reiterating that they are unlikely to raise short-term interest rates this year, and we continue to expect regulators to issue changes to the rules governing some money market funds over the coming months.

Therefore, as we have for some time, we have maintained the fund’s weighted average maturity in a market-neutral position, and we have remained focused on liquidity.

June 16, 2014

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yields provided for the fund’s Class A and Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Treasury Prime Money Market Fund from December 1, 2013 to May 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2014

	Class A	Class B
Expenses paid per $1,000†	$.20	$.20
Ending value (after expenses)	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2014

	Class A	Class B
Expenses paid per $1,000†	$.20	$.20
Ending value (after expenses)	$1,024.73	$1,024.73

† Expenses are equal to the fund’s annualized expense ratio of .04% for Class A and .04% for Class B, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
May 31, 2014 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills—71.1%	Purchase (%)	Amount ($)	Value ($)
6/5/14	0.01	34,000,000	33,999,962
6/12/14	0.02	435,750,000	435,747,337
6/19/14	0.03	85,000,000	84,998,725
6/26/14	0.03	155,000,000	154,996,728
7/3/14	0.08	106,000,000	105,992,624
7/10/14	0.03	16,000,000	15,999,567
7/17/14	0.06	100,000,000	99,992,333
7/24/14	0.04	68,000,000	67,996,018
7/31/14	0.02	200,000,000	199,993,333
8/14/14	0.03	38,000,000	37,997,996
9/11/14	0.08	125,000,000	124,973,437
9/25/14	0.08	77,000,000	76,981,392
11/20/14	0.05	100,000,000	99,978,500
Total U.S. Treasury Bills
(cost $1,539,647,952)			1,539,647,952

U.S. Treasury Notes—28.8%
6/15/14	0.02	189,000,000	189,055,651
6/30/14	0.04	35,000,000	35,005,881
7/15/14	0.06	50,000,000	50,034,006
7/31/14	0.02	60,000,000	60,259,108
8/15/14	0.03	100,000,000	100,096,750
8/31/14	0.04	102,000,000	102,587,457
11/15/14	0.07	45,000,000	45,854,125
11/15/14	0.10	40,000,000	40,049,887
Total U.S. Treasury Notes
(cost $622,942,865)			622,942,865

Total Investments (cost $2,162,590,817)		99.9%	2,162,590,817

Cash and Receivables (Net)		.1%	2,194,671

Net Assets		100.0%	2,164,785,488

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Treasury Bills	71.1	U.S. Treasury Notes	28.8
			99.9

† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	2,162,590,817	2,162,590,817
Cash		542,870
Receivable for investment securities sold		133,007,787
Interest receivable		3,673,479
Prepaid expenses		109,260
		2,299,924,213
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		69,425
Payable for investment securities purchased		134,996,850
Accrued expenses		72,450
		135,138,725
Net Assets ($)		2,164,785,488
Composition of Net Assets ($):
Paid-in capital		2,164,792,869
Accumulated net realized gain (loss) on investments		(7,381)
Net Assets ($)		2,164,785,488

Net Asset Value Per Share
	Class A	Class B
Net Assets ($)	27,168,738	2,137,616,750
Shares Outstanding	27,168,934	2,137,623,935
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2014 (Unaudited)

Investment Income ($):
Interest Income	462,106
Expenses:
Management fee—Note 2(a)	5,531,567
Shareholder servicing costs—Note 1 and Note 2(c)	3,336,144
Distribution, service and prospectus fees—Note 2(b)	2,237,580
Registration fees	68,540
Directors’ fees and expenses—Note 2(d)	55,490
Custodian fees—Note 2(c)	54,424
Professional fees	36,777
Shareholders’ reports	33,102
Miscellaneous	23,240
Total Expenses	11,376,864
Less—reduction in expenses due to undertaking—Note 2(a)	(10,883,035)
Less—reduction in shareholder servicing costs
due to undertaking—Note 2(c)	(31,806)
Less—reduction in fees due to earnings credits—Note 2(c)	(277)
Net Expenses	461,746
Investment Income—Net	360
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(5,548)
Net (Decrease) in Net Assets Resulting from Operations	(5,188)

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2014	Year Ended
	(Unaudited)	November 30, 2013
Operations ($):
Investment income—net	360	728
Net realized gain (loss) on investments	(5,548)	(1,833)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(5,188)	(1,105)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(4)	(1,624)
Class B	(356)	(15,459)
Total Dividends	(360)	(17,083)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	19,231,220	119,930,353
Class B	2,833,364,550	5,029,280,039
Dividends reinvested:
Class A	4	1,620
Class B	356	15,010
Cost of shares redeemed:
Class A	(20,694,672)	(413,244,682)
Class B	(2,914,160,441)	(5,278,722,365)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(82,258,983)	(542,740,025)
Total Increase (Decrease) in Net Assets	(82,264,531)	(542,758,213)
Net Assets ($):
Beginning of Period	2,247,050,019	2,789,808,232
End of Period	2,164,785,488	2,247,050,019

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2014			Year Ended November 30,
Class A Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[a]	.000		.000	.000	.000	.000	.000
Distributions:
Dividends from
investment income—net[a]	(.000)		(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00		1.00	1.00	1.00	1.00	1.00
Total Return (%)[b]	.00	[c]	.00	.00	.00	.00	.00
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.74	[c]	.73	.73	.77	.75	.78
Ratio of net expenses
to average net assets	.04	[c]	.08	.07	.07	.14	.36
Ratio of net investment income
to average net assets[b]	.00	[c]	.00	.00	.00	.00	.00
Net Assets, end of period
($ x 1,000)	27,169		28,632	321,947	260,651	48,945	52,156

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	May 31, 2014			Year Ended November 30,
Class B Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[a] .000			.000	.000	.000	.000	.000
Distributions:
Dividends from investment
income—net[a]	(.000)		(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value,
end of period	1.00		1.00	1.00	1.00	1.00	1.00
Total Return (%)[b]	.00	[c]	.00	.00	.00	.00	.00
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	1.03	[c]	1.03	1.03	1.03	1.04	1.05
Ratio of net expenses
to average net assets	.04	[c]	.07	.07	.07	.14	.33
Ratio of net investment
income to average
net assets[b]	.00	[c]	.00	.00	.00	.00	.00
Net Assets,
end of period
($ x 1,000)	2,137,617		2,218,418	2,467,862	2,405,125	1,322,034	1,552,954

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Treasury Prime Money Market Fund (the “fund”) is a separate diversified series of General Government Securities Money Market Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering two series, including the fund.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares which are sold to the public without a sales charge.The fund is authorized to issue 9 billion shares of $.001 par value Common Stock.The fund currently offers two classes of shares: Class A (1 billion shares authorized) and Class B (8 billion shares authorized). Class A and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2014, sub-accounting service fees amounted to $546,008 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

14

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	2,162,590,817
Level 3—Significant Unobservable Inputs	—
Total	2,162,590,817
† See Statement of Investments for additional detailed categorizations.

At May 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax

16

expense in the Statement of Operations. During the period ended May 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The fund has unused capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2013.The fund has $1,833 of post-enactment short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2013 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

extraordinary expenses) exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear, such excess expense. During the period ended May 31, 2014, there was no expense reimbursement pursuant to the Agreement.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $99,333 for Class A and $10,783,702 for Class B shares during the period ended May 31, 2014.

(b) Under the Service Plan with respect to Class A, adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and implementing and operating the Service Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing these shares, servicing shareholder accounts (“Servicing”) and advertising and marketing relating to Class A shares at an annual rate of .20% of the value of the average daily net assets of Class A. The Distributor may pay one or more Service Agents a fee with respect to Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Distributor. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Distributor will be permitted to act as a Service Agent with respect to such fund shareholders and receive payments under the Service Plan for Servicing.The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended May 31, 2014, Class A shares were charged $28,919 pursuant to the Service Plan.

18

Under the Distribution Plan with respect to Class B, adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing its shares at an annual rate not to exceed .20% of the value of its average daily net assets. During the period ended May 31, 2014, Class B shares were charged $2,208,661 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (the “Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of its shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Manager had undertaken from December 1, 2013 through May 31, 2014, to reduce the expenses of Class A shares, if the aggregate expenses of Class A shares (excluding taxes, brokerage fees and extraordinary expenses) exceeded an annual rate of .80% of the value of the average daily net assets of Class A shares. Such expense limitations are voluntary, temporary and may be terminated at any time. During the period ended May 31, 2014, Class A shares were charged $673 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (the “Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for servicing shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken, from December 1, 2013 through May 31, 2014, to reduce the expenses of Class B shares, if the aggregate expenses of Class B shares (excluding taxes, brokerage commissions and extraordinary expenses) exceeded an annual rate of 1.03% of the value of the average daily net assets of Class B shares. Such expense limitations are voluntary, temporary and may be terminated at any time. During the period ended November 30, 2013, Class B shares were charged $2,730,041 pursuant to the Class B Shareholder Services Plan, of which $31,806 was reimbursed by the Manager.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2014, the fund was charged $47,579 for transfer agency services and $1,946 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $177.

20

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2014, the fund was charged $54,424 pursuant to the custody agreement. These fees were partially offset by earnings credits of $100.

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement which compensatesThe Bank of NewYork Mellon for processing shareholder redemption drafts under a shareholder draft processing agreement. During the period ended May 31, 2014, the fund was charged $1,390 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2014, the fund was charged $4,622 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $924,958, Distribution Plan fees $369,986, Shareholder Services Plan fees $548,864, custodian fees $36,025, Chief Compliance Officer fees $1,472 and transfer agency fees $21,458, which are offset against an expense reimbursement currently in effect in the amount of $1,833,338.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 21

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Government Securities Money Market Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    July 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    July 21, 2014

By:       /s/ James Windels

            James Windels,

Treasurer

Date:    July 21, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)